Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jul. 29, 2021
Registrant Name	BNY Mellon ETF Trust
Entity Central Index Key	0001493580
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 29, 2021
Document Effective Date	Aug. 02, 2021
Prospectus Date	Aug. 02, 2021
BNY Mellon Ultra Short Income ETF | BNY Mellon Ultra Short Income ETF
Prospectus:
Trading Symbol	BKUI